PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 13,806	$ 14,103
Additions	1,228	2,343
Capitalized Interest	9	0
Disposals	(7)	(1,197)
Depreciation	(1,562)	(1,697)
Impairment reversals (charges)	648	254
Transfers	0	0
Property, plant and equipment	12,826	13,806
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	49,784	49,523
Property, plant and equipment	50,984	49,784
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(35,978)	(35,420)
Property, plant and equipment	(38,158)	(35,978)
Buildings, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,213	4,556
Additions	(21)	158
Capitalized Interest	0
Disposals	(7)	(72)
Depreciation	(790)	(878)
Impairment reversals (charges)	394	(102)
Transfers	599	551
Property, plant and equipment	3,600	4,213
Buildings, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,209	14,111
Property, plant and equipment	14,750	14,209
Buildings, plant and equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(9,996)	(9,555)
Property, plant and equipment	(11,150)	(9,996)
MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,522	7,194
Additions	199	219
Capitalized Interest	0
Disposals	0	(194)
Depreciation	(772)	(819)
Impairment reversals (charges)	178	(359)
Transfers	487	481
Property, plant and equipment	6,258	6,522
MIning property costs subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	20,938	20,778
Property, plant and equipment	21,624	20,938
MIning property costs subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(14,416)	(13,584)
Property, plant and equipment	(15,366)	(14,416)
MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,071	2,353
Additions	1,050	1,966
Capitalized Interest	9
Disposals	0	(931)
Depreciation	0	0
Impairment reversals (charges)	76	715
Transfers	(1,086)	(1,032)
Property, plant and equipment	2,968	3,071
MIning property costs not subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,637	14,634
Property, plant and equipment	14,610	14,637
MIning property costs not subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(11,566)	(12,281)
Property, plant and equipment	$ (11,642)	$ (11,566)